Investments: Investment Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross Investment Income, Operating	$ 394	$ 312	$ 289
Investment Income, Investment Expense	(28)	(34)	(113)
Net Investment Income	366	278	176
Debt Securities
Gross Investment Income, Operating	389	304	275
Policy loans
Gross Investment Income, Operating	$ 5	$ 8	8
Other investments
Gross Investment Income, Operating			$ 6